Certain Relationships And Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Certain Relationships And Related Party Transactions [Abstract]
Management fee, rate per year	$ 15,000,000
Management fees	15,900,000	15,700,000	17,100,000
Total authorized stock repurchase amount	100,000,000
Open market purchase amount	100,000,000
CC Finco, LLC [Member]
Certain Relationships And Related Party Transactions [Abstract]
Total authorized stock repurchase amount	692,887	16,400,000
Shares of class A common stock	111,291	1,553,971
Open market purchase amount	$ 692,887	$ 16,400,000